FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Not later than three months [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	$ 69,623	$ 63,920
Accounts payable for trade and other accounts payable, current	1,338,123	970,872
Accounts payable to related entities, current	53	365
Other provisions, current	2,079	1,434
Tax liabilities, current		13
Other non-financial liabilities, current	19,335	38,120
Total current liabilities	1,429,213	1,074,724
Later than three months and not later than one year [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	210,627	107,815
Accounts payable for trade and other accounts payable, current	10,091	37,809
Total current liabilities	220,718	145,624
Later than one year and not later than three years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	366,889	299,735
Accounts payable, non-current	151,254	294,704
Other provisions, non-current	36,615	36,120
Provisions for employees benefits, non-current	80,628	72,674
Total non-current liabilities	635,386	703,233
Later than three years and not later than five years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	12,915	281,785
Total non-current liabilities	12,915	281,785
Later than five years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	376,535	179,406
Total non-current liabilities	376,535	179,406
Argentina, Pesos | Not later than three months [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	1	3
Accounts payable for trade and other accounts payable, current	252,799	229,907
Tax liabilities, current		4
Other non-financial liabilities, current	348	1,089
Total current liabilities	253,148	231,003
Argentina, Pesos | Later than three months and not later than one year [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	2
Accounts payable for trade and other accounts payable, current	1,096	6,142
Total current liabilities	1,098	6,142
Argentina, Pesos | Later than one year and not later than three years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current	485	542
Total non-current liabilities	485	542
Brazil, Brazil Real | Not later than three months [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	128	261
Accounts payable for trade and other accounts payable, current	59,837	30,974
Other non-financial liabilities, current	1,537	1,455
Total current liabilities	61,502	32,690
Brazil, Brazil Real | Later than three months and not later than one year [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	118
Accounts payable for trade and other accounts payable, current	320	1,152
Total current liabilities	438	1,152
Brazil, Brazil Real | Later than one year and not later than three years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	700	948
Other provisions, non-current	20,538	19,815
Total non-current liabilities	21,238	20,763
Brazil, Brazil Real | Later than three years and not later than five years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	40
Total non-current liabilities	40
Chile, Pesos | Not later than three months [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	42,625	41,694
Accounts payable for trade and other accounts payable, current	322,996	198,766
Accounts payable to related entities, current	53	253
Other provisions, current	27	28
Tax liabilities, current		9
Other non-financial liabilities, current	705	14,130
Total current liabilities	366,406	254,880
Chile, Pesos | Later than three months and not later than one year [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	15,229	68,901
Accounts payable for trade and other accounts payable, current	1,295	26,113
Total current liabilities	16,524	95,014
Chile, Pesos | Later than one year and not later than three years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	236,346	16,259
Accounts payable, non-current	14,367	14,027
Provisions for employees benefits, non-current	80,628	72,187
Total non-current liabilities	331,341	102,473
Chile, Pesos | Later than three years and not later than five years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	2,291	237,377
Total non-current liabilities	2,291	237,377
Chile, Pesos | Later than five years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	369,525	172,530
Total non-current liabilities	369,525	172,530
Euro Member Countries, Euro | Not later than three months [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	145	704
Accounts payable for trade and other accounts payable, current	113,733	84,903
Other non-financial liabilities, current	3,133	4,411
Total current liabilities	117,011	90,018
Euro Member Countries, Euro | Later than three months and not later than one year [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	339
Accounts payable for trade and other accounts payable, current	484	1,375
Total current liabilities	823	1,375
Euro Member Countries, Euro | Later than one year and not later than three years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	550	296
Other provisions, non-current	9,217	9,403
Total non-current liabilities	9,767	9,699
Euro Member Countries, Euro | Later than three years and not later than five years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	141
Total non-current liabilities	141
United States of America, Dollars | Not later than three months [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	26,676	16,773
Accounts payable for trade and other accounts payable, current	480,129	325,385
Accounts payable to related entities, current		112
Other non-financial liabilities, current	4,531	10,468
Total current liabilities	511,336	352,738
United States of America, Dollars | Later than three months and not later than one year [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	194,896	38,914
Accounts payable for trade and other accounts payable, current	4,263	55
Total current liabilities	199,159	38,969
United States of America, Dollars | Later than one year and not later than three years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	128,820	280,197
Accounts payable, non-current	135,541	279,437
Other provisions, non-current	6,094	6,065
Provisions for employees benefits, non-current		487
Total non-current liabilities	270,455	566,186
United States of America, Dollars | Later than three years and not later than five years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	10,308	44,408
Total non-current liabilities	10,308	44,408
United States of America, Dollars | Later than five years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	7,010	6,876
Total non-current liabilities	7,010	6,876
Other Currency | Not later than three months [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	48	4,485
Accounts payable for trade and other accounts payable, current	55,334	35,520
Other provisions, current	2,052	1,406
Other non-financial liabilities, current	6,022	5,558
Total current liabilities	114,193	104,471
Other Currency | Later than three months and not later than one year [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, current	43
Accounts payable for trade and other accounts payable, current	137	624
Total current liabilities	1,808	2,220
Other Currency | Later than one year and not later than three years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	473	2,035
Accounts payable, non-current	1,346	1,240
Total non-current liabilities	1,819	3,275
Other Currency | Later than three years and not later than five years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other financial liabilities, non-current	135
Total non-current liabilities	135
Colombia, Pesos | Not later than three months [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Accounts payable for trade and other accounts payable, current	2,558	7,915
Other non-financial liabilities, current	3,059	1,009
Total current liabilities	5,617	8,924
Colombia, Pesos | Later than three months and not later than one year [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Accounts payable for trade and other accounts payable, current	868	752
Total current liabilities	868	752
Colombia, Pesos | Later than one year and not later than three years [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Other provisions, non-current	281	295
Total non-current liabilities	281	295
Peru, Nuevos Soles | Not later than three months [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Accounts payable for trade and other accounts payable, current	24,197	37,285
Peru, Nuevos Soles | Later than three months and not later than one year [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Accounts payable for trade and other accounts payable, current	1,447	1,124
Mexico, Pesos | Not later than three months [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Accounts payable for trade and other accounts payable, current	5,233	5,975
Mexico, Pesos | Later than three months and not later than one year [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Accounts payable for trade and other accounts payable, current	33	167
South Sudan pound | Not later than three months [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Accounts payable for trade and other accounts payable, current	20,289	13,395
South Sudan pound | Later than three months and not later than one year [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Accounts payable for trade and other accounts payable, current	119	305
Uruguay, Pesos | Not later than three months [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Accounts payable for trade and other accounts payable, current	1,018	$ 847
Uruguay, Pesos | Later than three months and not later than one year [member]
FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Details) - Schedule of foreign currency balances in current liabilities and non-current [Line Items]
Accounts payable for trade and other accounts payable, current	$ 29